14. Loans, Debentures, and Finance Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Foreign currency - denominated loans	R$ 4,344,456	R$ 4,663,924
Brazilian Real - denominated loans	9,082,389	6,550,849
Total foreign currency and Brazilian Reais	13,426,845	11,214,773
Currency and interest rate hedging instruments	163,749	202,357
Total	13,590,594	11,417,130
Current	3,503,675	2,475,604
Non-current	R$ 10,086,919	R$ 8,941,526
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Notes in the foreign market (b)(*)	Notes in the foreign market (b)(*)
Foreign currency - denominated loans	R$ 2,454,142	R$ 2,412,112
Index/Currency	US$	US$
Weighted average financial charges	5.3	5.3
Maturity	2026	2026
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Foreign loan (c.1)(*)	Foreign loan (c.1)(*)
Foreign currency - denominated loans	R$ 788,794	R$ 942,456
Index/Currency	US$ + LIBOR (i)	US$ + LIBOR (i)
Weighted average financial charges	1	1
Maturity	2018 to 2022	2018 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Foreign loan (c.1)(*)	Foreign loan (c.1)(*)
Foreign currency - denominated loans	R$ 298,927	R$ 332,650
Index/Currency	US$ + LIBOR (i)	US$ + LIBOR (i)
Weighted average financial charges	1.9	1.9
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Foreign loan (c.2, c.3 and c.4)	Foreign loan (c.2, c.3 and c.4)
Foreign currency - denominated loans	R$ 259,015	R$ 486,451
Index/Currency	US$	US$
Weighted average financial charges	2.2	2.2
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Financial institutions (e)	Financial institutions (e)
Foreign currency - denominated loans	R$ 330,755	R$ 195,021
Index/Currency	US$ + LIBOR (i)	US$ + LIBOR (i)
Weighted average financial charges	2.5	2.5
Maturity	2019 to 2022	2019 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Financial institutions (e)	Financial institutions (e)
Foreign currency - denominated loans	R$ 106,745	R$ 109,859
Index/Currency	US$	US$
Weighted average financial charges	2.8	2.8
Maturity	2018 to 2022	2018 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Financial institutions (e)	Financial institutions (e)
Foreign currency - denominated loans	R$ 27,048	R$ 24,586
Index/Currency	MX$ (ii)	MX$ (ii)
Weighted average financial charges	8.5	8.5
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Foreign currency advances delivered	Foreign currency advances delivered
Foreign currency - denominated loans	R$ 26,080	R$ 32,582
Index/Currency	US$	US$
Weighted average financial charges	2.2	2.2
Maturity	< 54 days	< 54 days
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Advances on foreign exchange contracts	Advances on foreign exchange contracts
Foreign currency - denominated loans	R$ 44,515	R$ 111,066
Index/Currency	US$	US$
Weighted average financial charges	2.4	2.4
Maturity	< 92 days	< 92 days
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	BNDES (d)	BNDES (d)
Foreign currency - denominated loans	R$ 4,460	R$ 7,137
Index/Currency	US$	US$
Weighted average financial charges	6.4	6.4
Maturity	2018 to 2020	2018 to 2020
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Financial institutions (e)	Financial institutions (e)
Foreign currency - denominated loans	R$ 3,382	R$ 9,569
Index/Currency	MX$ + TIIE (ii)	MX$ + TIIE (ii)
Weighted average financial charges	1.5	1.5
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Financial institutions (e)	Financial institutions (e)
Foreign currency - denominated loans	R$ 593	R$ 435
Index/Currency	Bs$ (vii)	Bs$ (vii)
Weighted average financial charges	24	24
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Debentures—Ipiranga (g.1, g.2, g.4 and g.6)	Debentures—Ipiranga (g.1, g.2, g.4 and g.6)
Brazilian Real - denominated loans	R$ 2,836,741	R$ 1,914,498
Index/Currency	CDI	CDI
Weighted average financial charges	105.8	105.8
Maturity	2018 to 2022	2018 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Banco do Brasil – floating rate (f)	Banco do Brasil – floating rate (f)
Brazilian Real - denominated loans	R$ 2,794,272	R$ 2,956,547
Index/Currency	CDI	CDI
Weighted average financial charges	107.3	107.3
Maturity	2018 to 2021	2018 to 2021
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Debentures—5th issuance (g.3)	Debentures—5th issuance (g.3)
Brazilian Real - denominated loans	R$ 817,654	R$ 832,383
Index/Currency	CDI	CDI
Weighted average financial charges	108.3	108.3
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Debentures – CRA (g.5)	Debentures – CRA (g.5)
Brazilian Real - denominated loans	R$ 1,380,852	R$ 0
Index/Currency	CDI	CDI
Weighted average financial charges	95	95
Maturity	2022	2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Debentures – CRA (g.5)(*)	Debentures – CRA (g.5)(*)
Brazilian Real - denominated loans	R$ 554,402	R$ 0
Index/Currency	IPCA	IPCA
Weighted average financial charges	4.6	4.6
Maturity	2024	2024
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	BNDES (d)	BNDES (d)
Brazilian Real - denominated loans	R$ 206,423	R$ 307,593
Index/Currency	TJLP (iii)	TJLP (iii)
Weighted average financial charges	2.4	2.4
Maturity	2018 to 2023	2018 to 2023
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Export Credit Note – floating rate (h)	Export Credit Note – floating rate (h)
Brazilian Real - denominated loans	R$ 157,749	R$ 158,753
Index/Currency	CDI	CDI
Weighted average financial charges	101.5	101.5
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	BNDES (d)	BNDES (d)
Brazilian Real - denominated loans	R$ 69,422	R$ 71,430
Index/Currency	SELIC (vi)	SELIC (vi)
Weighted average financial charges	2.3	2.3
Maturity	2018 to 2023	2018 to 2023
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	BNDES EXIM	BNDES EXIM
Brazilian Real - denominated loans	R$ 62,754	R$ 62,084
Index/Currency	TJLP (iii)	TJLP (iii)
Weighted average financial charges	3.5	3.5
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Finance leases (i)	Finance leases (i)
Brazilian Real - denominated loans	R$ 48,515	R$ 48,566
Index/Currency	IGP-M (v)	IGP-M (v)
Weighted average financial charges	5.6	5.6
Maturity	2018 to 2031	2018 to 2031
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 35,611	R$ 48,667
Index/Currency	R$	R$
Weighted average financial charges	4	4
Maturity	2018 to 2022	2018 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 32,682	R$ 34,613
Index/Currency	TJLP (iii)	TJLP (iii)
Weighted average financial charges	1	1
Maturity	2018 to 2023	2018 to 2023
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Banco do Nordeste do Brasil	Banco do Nordeste do Brasil
Brazilian Real - denominated loans	R$ 28,136	R$ 47,120
Index/Currency	R$	R$
Weighted average financial charges	8.5	8.5
Maturity	2018 to 2021	2018 to 2021
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	BNDES EXIM	BNDES EXIM
Brazilian Real - denominated loans	R$ 30,850	R$ 28,056
Index/Currency	SELIC (vi)	SELIC (vi)
Weighted average financial charges	3.9	3.9
Maturity	2018	2018
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	BNDES (d)	BNDES (d)
Brazilian Real - denominated loans	R$ 26,270	R$ 40,309
Index/Currency	R$	R$
Weighted average financial charges	5.6	5.6
Maturity	2018 to 2022	2018 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	FINAME	FINAME
Brazilian Real - denominated loans	R$ 56	R$ 80
Index/Currency	TJLP (iii)	TJLP (iii)
Weighted average financial charges	5.7	5.7
Maturity	2018 to 2022	2018 to 2022
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Fixed finance leases (i)	Fixed finance leases (i)
Brazilian Real - denominated loans	R$ 0	R$ 41
Loan
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Description	Floating finance leases (i)	Floating finance leases (i)
Brazilian Real - denominated loans	R$ 0	R$ 109